Related Party Disclosures (Tables)	6 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The following presents the transactions that occurred with related parties along with balances receivable from/ payable to related parties:

	Accounts receivable US$‘000	Accounts payable US$‘000	Loan payable US$‘000
June 30, 2022
Fast Cities Australia	16	—	—
St Baker Energy	—	93	—

Total	16	93	—

December 31, 2022
Fast Cities Australia	183	—	—
St Baker Energy	—	—	28,649

Total	183	—	28,649

	Hardware revenue US$‘000	Purchases US$‘000	Other income US$‘000
December 31, 2021
Gilbarco	8,135	338	—
Fast Cities Australia	2,392	—	—
St Baker Energy	—	125	—
Palantir Technologies	—	1,731	—

Total	10,527	2,194	—

December 31, 2022
Fast Cities Australia	1,588	—	—
Palantir Technologies	—	2,135	—
Nexport Pty Ltd	—	—	12

Total	1,588	2,135	12